Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

14. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	December 31,
	2019	2020
	RMB	RMB
Accrued liabilities for legal proceeding (Note 24)	60,000	60,000
Accrued payroll	57,275	51,072
Customer advance payments relating to Databook	47,703	47,703
Consideration payable of business combination	12,506	1,333
Operating lease liabilities	11,481	8,995
Accrued expenses	9,896	27,565
Payable to employees for proceeds from shares as sold	2,906	1,727
Others	22,251	22,471
Total	224,018	220,866